Cash Overdraft (Details Narrative) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Line of credit	$ 475,000	$ 475,000
Line of credit interest percentage	12.95%	12.95%